Inventories (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES.
Summary of Classes of Inventories

	As of December 31,
	2022	2021
	ThCh$	ThCh$
Supplies for Production	18,678,262	6,130,065
Gas	7,050,658	2,764,539
Oil	11,627,604	3,365,526
Supplies for projects and spare parts	30,215,221	22,131,301
Electrical materials	29,022,610	2,986,344
Total	77,916,093	31,247,710